Note 2 - Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Text Block]
2.     Significant Accounting Policies

A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2011, filed with SEC on April 30, 2012. There have been no material changes to these policies in the nine-month period ended September 30, 2012.